Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Australia - 10.7%
Aristocrat Leisure Ltd.	941	$42,355
BHP Group Ltd.	475	11,981
CAR Group Ltd.	555	13,618
Computershare Ltd.	2,155	58,374
Fortescue Ltd.	986	11,260
Pro Medicus Ltd.	481	99,501
REA Group Ltd.	125	19,238
Transurban Group	1,471	13,064
WiseTech Global Ltd.	126	9,667
		279,058

Belgium - 0.6%
Anheuser-Busch InBev SA	275	16,131

Denmark - 2.8%
AP Moller - Maersk AS - Class B	21	41,723
Genmab AS (a)	40	8,791
Novo Nordisk AS	75	3,606
Pandora AS	120	19,915
		74,035

Finland - 1.6%
Fortum OYJ	1,061	19,482
Nokia OYJ	5,646	23,118
		42,600

France - 2.4%
Dassault Systemes SE	486	16,023
Hermes International SCA	14	34,366
LVMH Moet Hennessy Louis Vuitton SE	24	12,937
		63,326

Germany - 1.8%
Deutsche Telekom AG	1,308	46,990

Hong Kong - 2.3%
Galaxy Entertainment Group Ltd.	6,155	30,108
Power Assets Holdings Ltd.	2,415	15,905
Yangzijiang Shipbuilding Holdings Ltd.	7,595	14,975
		60,988

Ireland - 0.8%
Experian PLC	375	19,830

Israel - 7.2%
Check Point Software Technologies Ltd. (a)	151	28,116
CyberArk Software Ltd. (a)	144	59,252
Global-e Online Ltd. (a)	1,158	38,388
Monday.com Ltd. (a)	126	33,048
Wix.com Ltd. (a)(b)	222	30,199
		189,003

Italy - 1.6%
Moncler SpA	480	25,713
Recordati Industria Chimica e Farmaceutica SpA	276	15,874
		41,587

Japan - 25.5%(c)
Advantest Corp.	766	52,574
Capcom Co. Ltd.	1,380	35,470
Central Japan Railway Co.	510	11,874
Chugai Pharmaceutical Co. Ltd.	370	18,058
Daifuku Co. Ltd.	2,163	55,596
Disco Corp.	49	14,801
FANUC Corp.	581	16,455
Fast Retailing Co. Ltd.	48	14,763
Hoya Corp.	81	10,302
Inpex Corp.	806	11,478
Kansai Electric Power Co., Inc.	536	6,474
Keyence Corp.	25	9,151
Konami Group Corp.	491	66,813
LY Corp.	12,276	45,180
M3, Inc.	3,553	44,307
Makita Corp.	465	14,499
Murata Manufacturing Co. Ltd.	545	8,195
Nexon Co. Ltd.	521	9,584
Nintendo Co. Ltd.	835	70,266
Obic Co. Ltd.	336	12,076
Ono Pharmaceutical Co. Ltd.	685	7,679
Oriental Land Co. Ltd.	381	7,870
Recruit Holdings Co. Ltd.	235	14,106
Shimano, Inc.	54	5,935
Shin-Etsu Chemical Co. Ltd.	230	6,703
Shionogi & Co. Ltd.	1,001	16,900
Sony Group Corp.	1,995	48,711
Takeda Pharmaceutical Co. Ltd.	540	15,040
ZOZO, Inc.	1,626	16,120
		666,980

Luxembourg - 1.8%
Tenaris SA	2,650	46,693

Macao - 1.8%
Sands China Ltd.	19,631	47,615

Netherlands - 4.0%
ASM International NV	19	9,270
ASML Holding NV	12	8,396
BE Semiconductor Industries NV	95	12,912
Koninklijke KPN NV	3,565	15,948
Prosus NV	800	45,867
Wolters Kluwer NV	80	12,480
		104,873

New Zealand - 1.3%
Xero Ltd. (a)	285	33,149

Norway - 1.4%
Kongsberg Gruppen ASA	1,225	36,701

Singapore - 3.9%
Grab Holdings Ltd. - Class A (a)	16,032	78,397
Singapore Airlines Ltd.	4,731	24,777
		103,174

Spain - 3.2%
Aena SME SA (d)	1,300	35,005
Amadeus IT Holding SA	400	32,145
Industria de Diseno Textil SA	350	16,740
		83,890

Sweden - 9.3%
Atlas Copco AB - Class A	786	11,995
Evolution AB (d)	99	8,823
Hexagon AB - Class B	2,664	29,377
Spotify Technology SA (a)(b)	181	113,404
Tele2 AB - Class B	1,944	30,046
Telefonaktiebolaget LM Ericsson - Class B	3,470	25,288
Telia Co. AB	7,110	25,137
		244,070

Switzerland - 7.7%
Amrize Ltd. (a)	296	14,963
Cie Financiere Richemont SA	269	44,179
Geberit AG	20	15,365
Givaudan SA	3	12,598
LafargeHolcim Ltd.	296	23,680
Logitech International SA	290	27,185
Novartis AG	110	12,756
Roche Holding AG	50	15,826
Sonova Holding AG	44	12,042
Swisscom AG	21	14,621
VAT Group AG (d)	20	7,079
		200,294

United Kingdom - 8.1%
Auto Trader Group PLC (d)	1,126	12,453
British American Tobacco PLC	594	31,692
Halma PLC	646	27,744
Informa PLC	1,810	20,753
Reckitt Benckiser Group PLC	505	37,828
RELX PLC	489	25,419
Sage Group PLC	2,568	41,376
Vodafone Group PLC	13,495	14,618
		211,883
TOTAL COMMON STOCKS (Cost $2,537,760)		2,612,870

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.58% (e)	132,873	132,873
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $132,873)		132,873

TOTAL INVESTMENTS - 104.9% (Cost $2,670,633)		2,745,743
Liabilities in Excess of Other Assets - (4.9)%		(129,272)
TOTAL NET ASSETS - 100.0%		$2,616,471
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $125,680.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $63,360 or 2.4% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Developed Markets Cash Cows Growth Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,612,870	$–	$–	$2,612,870
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	132,873
Total Investments	$2,612,870	$–	$–	$2,745,743

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $132,873 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.